Income Taxes (Tables)	12 Months Ended
Dec. 28, 2013
Income Tax Disclosure [Abstract]
Components of Income Tax (Benefit) Expense

For the years ended 2013, 2012 and 2011, income taxes consist of the following:

	2013	2012	2011
Provision for income taxes:
Current	$1,761	$(452)	$5,382
Deferred	(4,408)	(3,468)	(1,974)

Income tax (benefit) expense	$(2,647)	$(3,920)	$3,408

Schedule of Income Tax Provision (Benefit)

The effective tax rate on pre-tax income differs from the U.S. statutory rate due to the following:

	2013	2012	2011
Income tax benefit at federal statutory tax rate	$(37,160)	$(19,074)	$(6,895)
Book loss not subject to income tax	32,801	16,167	13,790
State and local income taxes	130	(90)	666
Depletion expense	(411)	(377)	(372)
Domestic production activities deduction	—	—	(273)
Goodwill impairment	1,046	—	—
Bargain purchase gain	—	—	(4,250)
Effective rate change	—	(532)	627
Valuation allowance	729	36	(360)
Other	218	(50)	475

Income tax (benefit) provision	$(2,647)	$(3,920)	$3,408

Components of Net Deferred Income Tax Liability

The following table summarizes the components of the net deferred income tax liability as of year-end 2013 and 2012:

	2013	2012
Deferred tax assets (liabilities):
Mining reclamation reserve	$1,502	$1,449
Accelerated depreciation	(33,146)	(34,733)
Net operating loss	2,227	2,134
Capital losses on securities	997	989
Landfill closure reserve	(63)	(30)
Working capital (e.g., accrued compensation, prepaid assets)	2,399	3,101

Deferred tax liabilities, net	(26,084)	(27,090)
Less valuation allowance on loss carryforwards	(1,826)	(1,025)

Total	$(27,910)	$(28,115)

Included in accompanying consolidated balance sheets under the following captions:
Other current assets	$2,316	$2,275
Other noncurrent liability	(30,226)	(30,390)

Total	$(27,910)	$(28,115)